Derivative Instruments - Cash Flow Hedges and Net Investment Hedges Information Related To Impacts on Consolidated Statement of Other Comprehensive Income, On a Pre-Tax Basis (Parenthetical) (Detail)
$ in Millions
12 Months Ended
Oct. 31, 2018 CAD ($)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [abstract]
Cash flow hedge AOCI, tax	$ 356